Label	Element	Value
Invesco Global Strategic Income Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Fund Summary
Objective [Heading]	oef_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek total return.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Fees and expenses of a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary) are included in the table.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2027
Expenses Deferred Charges [Text Block]	oef_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	oef_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 385% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	385.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
The Fund invests mainly in debt securities, including foreign and U.S. government bonds and notes, mortgage-related securities, corporate debt obligations, including lower-grade, high-yield domestic and foreign corporate debt obligations, “structured” notes, participation interests in loans, investments in pooled investment entities (including those that invest in loans), asset-backed securities and “zero coupon” and “stripped” securities.
Under normal market conditions, the Fund invests a substantial portion of its assets in a number of different countries, including the U.S. The Fund is not required to allocate its investments in any set percentages in any particular countries. The Fund’s foreign investments may include debt securities of issuers in both developed and emerging markets. The Fund has no limitations regarding the range of maturities of the debt securities it can buy or the market capitalization of the issuers of those securities.
The Fund can invest in investment grade or lower-grade, high-yield debt securities. “Investment grade” debt securities are rated in one of the top four rating categories by nationally recognized statistical rating organizations such as Moody’s Ratings or S&P Global Ratings (S&P). If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the investment adviser uses the highest rating assigned. The Fund may also invest in unrated securities, in which case the investment adviser may internally assign ratings to certain of those securities, after assessing their credit quality, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the investment adviser‘s credit analysis is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Although the Fund normally invests a substantial portion of its assets in lower-grade, high-yield debt securities, it can buy investment-grade debt securities without limit. The Fund may also invest in certain restricted securities and securities exempt from registration under the Securities Act of 1933 (Securities Act) including securities that are only eligible for resale pursuant to Rule 144A under the Securities Act (referred to as Rule 144A Securities). The Fund may also invest in exchange-traded funds and other investment companies.
The Fund can enter into “forward roll” transactions (also referred to as “mortgage dollar rolls”) with respect to mortgage-related securities. A substantial portion of the Fund’s assets may be subject to forward roll transactions at any given time.
The Fund may also use derivatives for investment purposes or to manage investment risks, including options, futures, forward contracts, swaps and “structured” notes. The Fund actively manages foreign currency exposure to seek to both reduce risk and enhance return. To do so, the Fund may invest in foreign exchange derivatives, including forwards and options that reference foreign currencies, including currencies of developing and emerging market countries.
The portfolio managers analyze the overall investment opportunities and risks across global fixed income markets in which the Fund invests and seek to moderate the special risks of investing in lower-grade, high-yield debt instruments and foreign securities by building a broadly diversified portfolio. The Fund’s diversification strategies are intended to help reduce share price volatility while seeking current income. The portfolio managers currently focus on securities that they believe offer a balance of income and total return, securities whose market prices tend to move in different directions (to seek overall portfolio diversification), and relative values across global fixed income markets. These factors may vary in particular cases and may change over time. The Fund may sell securities that the portfolio managers believe are no longer favorable with regard to these factors.
The Fund may invest up to 25% of its total assets in a Cayman Islands exempted company that is wholly-owned and controlled by the Fund (the Subsidiary). The Subsidiary invests in Regulation S securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the Securities and Exchange Commission pursuant to Regulation S under the Securities Act. The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary. Since the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold certain of the investments described in this prospectus, the Fund may be considered to be investing indirectly in those investments through its Subsidiary. Therefore, references in this prospectus to investments by the Fund also may be deemed to include the Fund’s indirect investments through the Subsidiary.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Global Strategic Income Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance.
The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C, Class R, Class Y and Class R6 shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge. Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable-fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Annual Total Returns
Bar Chart Narrative [Text Block]	oef_BarChartNarrativeTextBlock	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
Class A	Period Ended	Returns
Best Quarter	June 30, 2020	15.04%
Worst Quarter	March 31, 2020	-17.13%

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	15.04%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(17.13%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Invesco Global Strategic Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	As with any mutual fund investment, loss of money is a risk of investing.
Invesco Global Strategic Income Fund | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Invesco Global Strategic Income Fund | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer. These market conditions may include real or perceived adverse economic conditions, changes in trade regulation or economic sanctions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability and uncertainty, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally, among others. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which the Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

Invesco Global Strategic Income Fund | Debt Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The credit analysis applied to the Fund’s debt securities may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.

Invesco Global Strategic Income Fund | Changing Fixed Income Market Conditions Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets, which could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.

Invesco Global Strategic Income Fund | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund's income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires. During periods of market stress or high redemptions, the Fund may be forced to sell these securities at significantly reduced prices, resulting in losses. Liquid privately-issued mortgage-backed securities and asset-backed securities can become illiquid during periods of market stress. Privately-issued mortgage-related securities are not subject to the same underwriting requirements as those with government or government-sponsored entity guarantees and, therefore, mortgage loans underlying privately-issued mortgage-related securities may have less favorable collateral, credit risk, liquidity risk or other underwriting characteristics, and wider variances in interest rate, term, size, purpose and borrower characteristics. The Fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Liquidity risk is even greater for mortgage pools that include subprime mortgages.

Invesco Global Strategic Income Fund | TBA Transactions Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
TBA Transactions Risk. TBA purchase commitments involve a risk of loss if the value of the securities to be purchased declines prior to settlement date or if the counterparty may not deliver the securities as promised. Selling a TBA involves a risk of loss if the value of the securities to be sold goes up prior to settlement date. TBA transactions involve counterparty risk. Default or bankruptcy of a counterparty to a TBA transaction would expose the Fund to potential loss and could affect the Fund’s returns. In addition, TBA transactions may significantly increase the Fund’s portfolio turnover rate. When the Fund enters into a short sale of a TBA mortgage it does not own, the Fund may have to purchase deliverable mortgages to settle the short sale at a higher price than anticipated, thereby causing a loss. As there is no limit on how much the price of mortgage securities can increase, the Fund’s exposure is unlimited. The Fund may not always be able to purchase mortgage securities to close out the short position at a particular time or at an acceptable price. In addition, taking short positions results in a form of leverage, which could increase the volatility of the Fund’s share price.

Invesco Global Strategic Income Fund | Dollar Roll Transactions Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Dollar Roll Transactions Risk. Dollar roll transactions occur in connection with TBA transactions and involve the risk that the market value of the securities the Fund is required to purchase may decline below the agreed upon purchase price of those securities. Dollar roll transactions add a form of leverage to the Fund’s portfolio, which may make the Fund’s returns more volatile and increase the risk of loss. In addition, dollar roll transactions may increase the Fund’s portfolio turnover, which may result in increased brokerage costs and may lower the Fund’s actual return.

Invesco Global Strategic Income Fund | High Yield Debt Securities (Junk Bond) Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
High Yield Debt Securities (Junk Bond) Risk. Compared to higher quality debt securities, high yield debt securities (commonly referred to as “junk bonds”) and other lower-rated securities involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. High yield debt securities often are issued by smaller, less creditworthy companies or by highly leveraged (for example, indebted) firms. High yield debt securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.

Invesco Global Strategic Income Fund | U.S. Government Obligations Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
U.S. Government Obligations Risk. U.S. government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. government to pay its obligations. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Invesco Global Strategic Income Fund | Foreign Government Debt Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Foreign Government Debt Risk. Investments in foreign government debt securities (sometimes referred to as sovereign debt securities) involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.

Invesco Global Strategic Income Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which the Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns, unless the Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.

Invesco Global Strategic Income Fund | Emerging Markets Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Emerging Markets Investment Risk. Investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.

Invesco Global Strategic Income Fund | Geographic Focus Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Geographic Focus Risk. The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.

Invesco Global Strategic Income Fund | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.

Invesco Global Strategic Income Fund | Small- and Mid-Capitalization Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.

Invesco Global Strategic Income Fund | Subsidiary Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and, except as otherwise noted in this prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could negatively affect the Fund and its shareholders.

Invesco Global Strategic Income Fund | Regulation S Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Regulation S Securities Risk. Regulation S securities may be less liquid than publicly traded securities and may not be subject to the disclosure and other investor protection requirements that would be applicable if they were publicly traded. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in substantial losses.

Invesco Global Strategic Income Fund | Rule 144A Securities and Other Exempt Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Rule 144A Securities and Other Exempt Securities Risk. The market for Rule 144A and other securities exempt from certain registration requirements may be less active than the market for publicly-traded securities. Rule 144A and other exempt securities, while initially privately placed, carry the risk that their liquidity may become impaired and the Fund may be unable to dispose of the securities at a desirable time or price.

Invesco Global Strategic Income Fund | Exchange-Traded Funds Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted by the listing exchange; (4) a passively managed exchange-traded fund may not track the performance of the reference asset; and (5) a passively managed exchange-traded fund may hold troubled securities. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund may invest are leveraged, which may result in economic leverage, permitting the Fund to gain exposure that is greater than would be the case in an unlevered instrument and potentially resulting in greater volatility.

Invesco Global Strategic Income Fund | Investment Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Investment Companies Risk. Investing in other investment companies could result in the duplication of certain fees, including management and administrative fees, and may expose the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease or the portfolio becomes illiquid. Moreover, the Fund will pay indirectly a proportional share of the fees and expenses of the investment companies in which it invests.

Invesco Global Strategic Income Fund | Senior Loans and Other Loans Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Senior Loans and Other Loans Risk. Risks associated with an investment in Senior Loans include credit risk, interest rate risk, liquidity risk, valuation risk and prepayment risk. These risks are typically associated with debt securities but may be heightened in part because of the limited public information regarding Senior Loans. Senior Loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell Senior Loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding Senior Loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. The value of Senior Loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Senior loans are also subject to the risk that a court could subordinate a senior loan or take other action detrimental to the holders of senior loans. Loans are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate or take possession of. Loan investments are often issued in connection with highly leveraged transactions which are subject to greater credit risks than other investments including a greater possibility that the borrower may default or enter bankruptcy. Highly leveraged loans also may be less liquid than other loans. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. Newly originated loans (including reissuances and restructured loans) may possess lower levels of credit document protections than has historically been the case. Accordingly, in the event of default the Fund may experience lower levels of recoveries than has historically been the norm.

Invesco Global Strategic Income Fund | Money Market Fund Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Money Market Fund Risk. Although money market funds generally seek to preserve the value of an investment at $1.00 per share, the Fund may lose money by investing in money market funds. A money market fund's sponsor is not required to reimburse the money market fund for losses. The credit quality of a money market fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the money market fund's share price. A money market fund's share price can also be negatively affected during periods of high redemption pressures, illiquid markets and/or significant market volatility.

Invesco Global Strategic Income Fund | Active Trading Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Active Trading Risk. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Invesco Global Strategic Income Fund | Valuation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Valuation Risk. The price the Fund could receive upon the sale of a portfolio investment may differ from the Fund’s valuation of the investment, particularly for investments that trade in thin or volatile markets or that are valued using a fair valuation methodology. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by the Fund. When market quotations are not readily available for Fund investments, those investments are fair valued by the Adviser. There are multiple methods that can be used to fair value a portfolio investment and such methods may involve more subjectivity than the use of market quotations. The value established for an investment through fair valuation may be different from what would be produced if the investment had been valued using market quotations. In addition, there is no assurance that the Fund could sell a portfolio investment at any time for the value ascribed to it for purposes of calculating the Fund’s net asset value, and it is possible that the Fund could incur a loss because an investment is sold at a discount to its ascribed value. The ability to value investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Invesco Global Strategic Income Fund | Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Management Risk. The Fund is actively managed and depends heavily on the Adviser's judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser's investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.

Invesco Global Strategic Income Fund | Invesco Global Strategic Income Fund - Class R6
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.72%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	229
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	400
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	894
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	73
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	229
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	400
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 894
Invesco Global Strategic Income Fund | Invesco Global Strategic Income Fund - Class R5
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.72%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	229
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	400
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	894
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	73
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	229
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	400
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 894
Invesco Global Strategic Income Fund | Invesco Global Strategic Income Fund - Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[2]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.24%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.06%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 528
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	747
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	984
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,663
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	528
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	747
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	984
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,663
Invesco Global Strategic Income Fund | Invesco Global Strategic Income Fund - Class R
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.32%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 133
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	417
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	723
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,589
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	133
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	417
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	723
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,589
Invesco Global Strategic Income Fund | Invesco Global Strategic Income Fund - Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.82%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.81%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 284
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	572
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	984
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,937
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	184
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	572
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	984
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,937
Invesco Global Strategic Income Fund | Invesco Global Strategic Income Fund - Class Y
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.82%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	261
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	454
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,013
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	83
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	261
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	454
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,013
Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.17%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(2.15%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.26%
Invesco Global Strategic Income Fund - Class R6
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.21%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.96%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.31%
Performance Inception Date	oef_PerfInceptionDate	Jan. 27, 2012
Invesco Global Strategic Income Fund - Class R5
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.19%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.87%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.14%	[3]
Performance Inception Date	oef_PerfInceptionDate	May 24, 2019
Invesco Global Strategic Income Fund - Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	6.36%
Annual Return [Percent]	oef_AnnlRtrPct	6.22%
Annual Return [Percent]	oef_AnnlRtrPct	(4.69%)
Annual Return [Percent]	oef_AnnlRtrPct	10.58%
Annual Return [Percent]	oef_AnnlRtrPct	3.51%
Annual Return [Percent]	oef_AnnlRtrPct	(3.24%)
Annual Return [Percent]	oef_AnnlRtrPct	(11.79%)
Annual Return [Percent]	oef_AnnlRtrPct	8.66%
Annual Return [Percent]	oef_AnnlRtrPct	3.28%
Annual Return [Percent]	oef_AnnlRtrPct	12.79%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.67%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.45%
Performance Inception Date	oef_PerfInceptionDate	Oct. 16, 1989
Invesco Global Strategic Income Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.54%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.69%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.02%
Invesco Global Strategic Income Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.62%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.10%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.24%
Invesco Global Strategic Income Fund - Class R
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.51%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.24%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.64%
Performance Inception Date	oef_PerfInceptionDate	Mar. 01, 2001
Invesco Global Strategic Income Fund - Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.98%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.77%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.27%
Performance Inception Date	oef_PerfInceptionDate	May 26, 1995
Invesco Global Strategic Income Fund - Class Y
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.06%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.80%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.15%
Performance Inception Date	oef_PerfInceptionDate	Jan. 26, 1998

[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on August 31, 2027. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.
[2]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[3]	Performance shown on or prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.